The movement in the number of options granted, the weighted average of the exercise price and the weighted average of the remaining term are presented in the table below: (Details) Number in Millions	12 Months Ended
	Dec. 31, 2021 Number R$ / shares	Dec. 31, 2020 Number R$ / shares
Number of share options exercisable in share-based payment arrangement | Number	7,340	2,153
Weighted average exercise price of share options exercisable in share-based payment arrangement | R$ / shares	R$ 6.14	R$ 30.25
Number of share options forfeited in share-based payment arrangement | Number	(270)	(70)
Weighted average exercise price of share options forfeited in share-based payment arrangement | R$ / shares	R$ 22.36	R$ 42.59
Number of share options exercised in share-based payment arrangement | Number	(5,785)	(489)
Weighted average exercise price of share options exercised in share-based payment arrangement | R$ / shares	R$ 22.76	R$ 23.93
Number of share options expired in share-based payment arrangement | Number	(350)	(126)
Weighted average exercise price of share options expired in share-based payment arrangement | R$ / shares	R$ 35.30	R$ 42.44
Number of share options outstanding in share-based payment arrangement | Number	7,060	1,468
Weighted average exercise price of share options outstanding in share-based payment arrangement | R$ / shares	R$ 17.45	R$ 30.71
Total exercised on December 31, 2020 | Number		1,468
Total exercised on December 31, 2020 | R$ / shares		R$ 30.71
Number of share options exercisable in share-based payment arrangement | Number	7,060	7,340
Weighted average exercise price of share options exercisable in share-based payment arrangement | R$ / shares	R$ 17.45	R$ 6.14
Number of share options granted in share-based payment arrangement | Number	6,125
Weighted average exercise price of share options granted in share-based payment arrangement | R$ / shares	R$ 16.86